Taxation - Disclosure of Movements in Current Tax Assets and Liabilities (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Assets	£ 271	£ 186
Liabilities	0	0
Beginning balance	271	186
Income statement charge (including discontinued operations)	(382)	(78)
Other comprehensive income credit	33	1
Corporate income tax paid	418	161	£ 309
Other movements	11	1
Ending balance	351	271	186
Assets	351	271	186
Liabilities	£ 0	£ 0	£ 0